Schedule of Prepayments and Other Current Assets (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deductible Value Added Tax (“VAT”)		¥ 23,135	¥ 22,382
Staff advances	[1]	15,849
Service fees	[2]	14,781	17,239
Rental and other deposits		2,580	2,946
Others		3,714	2,869
Balance at the end of the year		¥ 60,059	¥ 45,436

[1]	Staff advances mainly consist of business expenses advanced to employees.
[2]	Service fees mainly consist of prepayment of cloud server hosting fees, directors and officers’ insurance fees and others.